PREPAYMENTS FOR LICENSED COPYRIGHTS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS FOR LICENSED COPYRIGHTS
PREPAYMENTS FOR LICENSED COPYRIGHTS

9.PREPAYMENTS FOR LICENSED COPYRIGHTS

Prepayments for licensed copyrights consisted of the following:

	December 31,	December 31,
	2021	2020
Prepayments for licensed copyrights	$2,960,789	$–

During the year ended December 31, 2021, the Company entered into two cooperation agreements with a third party entity, pursuant to which the Company will have the right to use the licensed copyrights of two games developed by such third party entity for a three-year term. During the year ended December 31, 2021, the Company made prepayments of $2,924,897. The two games are expected to have online tests in May 2023 and to be launched around November 2023.